Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities

	At December 31,
	2018	2017

Deferred Tax Related Assets:
Employee benefit liabilities	$234	$253
Regulatory liabilities	55	15
Other	6	7
Total	295	275
Deferred Tax Related Liabilities:
Property, plant and equipment	1,651	1,551
Regulatory assets	245	240
Other	1	1
Total	1,897	1,792
Liability in lieu of deferred income taxes - net	$1,602	$1,517

Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2018	2017(1)	2016(1)

Reported in operating expenses:
Current:
U.S. federal	$112	$(55)	$60
State	21	20	20
Deferred:
U.S. federal	21	303	191
State	-	-	-
Amortization of investment tax credits	(2)	(2)	(2)
Total reported in operating expenses	152	266	269
Reported in other income and deductions:
Current:
U.S. federal	(32)	(5)	(5)
State	-	-	-
Deferred federal	(3)	6	(10)
Total reported in other income and deductions	(35)	1	(15)
Total provision in lieu of income taxes	$117	$267	$254

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(1) As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2018	2017	2016

Income before provision in lieu of income taxes	$662	$686	$685
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2018 and 35% for 2017 and 2016	$139	$240	$240
Amortization of investment tax credits – net of deferred tax effect	(2)	(2)	(2)
Amortization of excess deferred taxes	(18)	(1)	(1)
Impact of federal statutory rate change from 35% to 21%	-	21	-
Texas margin tax, net of federal tax benefit	17	13	13
Nontaxable gains on benefit plan investments	(1)	(4)	-
Other, including audit settlements	(18)	-	4
Reported provision in lieu of income taxes	$117	$267	$254
Effective rate	17.7%	38.9%	37.1%

Schedule Of Changes To Uncertain Tax Positions

	2017	2016

Balance at January 1, excluding interest and penalties	$3	$3
Reductions based on tax positions related to prior years	(3)	-
Balance at December 31, excluding interest and penalties	$-	$3